CURRENT LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities
Accounts payable	$ 6,840	$ 5,352
Accrued salaries, incentives and benefits	5,416	5,364
Accrued interest payable	6,507	6,606
Accrued construction payable	5,933	2,429
Accrued professional fees	3,822	2,910
Accrued employee unit-based compensation	5,586	3,193
Accrued trustee/director unit-based compensation	3,301	2,330
Accrued property operating costs	6,376	2,013
Accrued land transfer tax in connection with an acquisition		5,499
Accrued leasing commissions	177	407
Accrual associated with a property disposal	1,944	2,047
Other accrued liabilities	4,281	3,817
Total accounts payable and accrued liabilities	$ 50,183	$ 41,967